Subordinated Liabilities - Reconciliation of liabilities arising from financing activities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Financial liabilities
Financial liabilities at beginning of period		$ 1,191,900
Cash flows		13,232		$ 9,545	$ 7,171
Financial liabilities at end of period		1,259,588		1,191,900
Subordinated liabilities | Financial liabilities at amortized cost category
Financial liabilities
Financial liabilities at beginning of period	$ 1,825,000,000	35,885	$ 1,822,000,000	37,576
Cash flows		(232)		(803)
Accrued interest		1,201		825
Transaction costs		87		45
Foreign exchange movements		287		(1,758)
Financial liabilities at end of period	1,894,000,000	37,228	$ 1,825,000,000	35,885	37,576
Tier II Subordinated Capital Notes | Financial liabilities at amortized cost category
Financial liabilities
Financial liabilities at beginning of period		26,054		27,278
Cash flows		(24,481)		(803)
Accrued interest		826		825
Transaction costs		151		33
Foreign exchange movements		(1,004)		(1,279)
Financial liabilities at end of period	77,093,000	1,546		26,054	27,278
Subordinated Additional Tier I Capital Notes | Financial liabilities at amortized cost category
Financial liabilities
Financial liabilities at beginning of period		9,831		10,298
Transaction costs		(16)		12
Foreign exchange movements		(6)		(479)
Financial liabilities at end of period	500,000,000	9,809		9,831	$ 10,298
Payment of interest		804		$ 635
Tier II Subordinated Notes | Financial liabilities at amortized cost category
Financial liabilities
Cash flows		24,249
Accrued interest		375
Transaction costs		(48)
Foreign exchange movements		1,297
Financial liabilities at end of period	$ 1,300,000,000	$ 25,873